VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
2023	$ 1,328
2024	851
2025	1,151
2026	1,088
2027	730
CSSC entity | Variable interest entity, primary beneficiary | FLNG Hilli
Variable Interest Entity [Line Items]
2023	115,954
2024	110,779
2025	105,348
2026	100,044
2027	94,741
2028	$ 22,841